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GMO Emerging Country Debt Fund
GMO Emerging Country Debt Fund

 GMO TRUST

Amended and Restated Supplement dated March 25, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO Emerging Country Debt Fund

The section appearing on page 86 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.

Effective March 25, 2020, the GMO Emerging Country Debt Fund (the “Fund”) charges a purchase premium of 2.00% of the amount invested and a redemption fee of 2.00% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 86 of the Prospectus are replaced with the following:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Country Debt Fund	Class III	Class IV
Purchase premium (as a percentage of amount invested)	2.00%	2.00%
Redemption fee (as a percentage of amount redeemed)	2.00%	2.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	459	595	744	1,178
Class IV	454	580	717	1,119

If you do not sell your shares
Expense Example No Redemption - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	254	372	500	875
Class IV	249	356	473	815

The paragraph appearing on page 87 of the Prospectus immediately preceding the section captioned “Principal risks of investing in the Fund” is replaced in its entirety with the following:

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.5 years as of 12/31/19). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

Effective March 25, 2020, the “Average Annual Total Returns” table on page 89 of the Prospectus is replaced with the following:
Average Annual Total Returns Periods Ending December 31, 2018
Average Annual Returns - GMO Emerging Country Debt Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class III	(9.63%)	4.17%	12.04%	13.53%	Apr. 19, 1994
Class IV	(9.60%)	4.23%	12.10%	10.42%	Jan. 09, 1998
After Taxes on Distributions | Class III	(12.30%)	0.93%	8.55%	8.39%	Apr. 19, 1994
After Taxes on Distributions and Sale of Fund Shares | Class III	(5.67%)	1.73%	8.23%	8.56%	Apr. 19, 1994
J.P. Morgan EMBI Global (Fund benchmark as of 6/30/19) (reflects no deduction for fees, expenses, or taxes) | Class III	(4.61%)	4.19%	7.79%	9.73%	Apr. 19, 1994
J.P. Morgan EMBI Global (Fund benchmark as of 6/30/19) (reflects no deduction for fees, expenses, or taxes) | Class IV	(4.61%)	4.19%	7.79%	8.02%	Jan. 09, 1998
J.P. Morgan EMBI Global + (Composite index) | Class III	(4.61%)	4.19%	7.79%	9.67%	Apr. 19, 1994
J.P. Morgan EMBI Global + (Composite index) | Class IV	(4.61%)	4.19%	7.79%	7.96%	Jan. 09, 1998